CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows [abstract]
Net income/(loss)	$ 235	$ (479)
Adjustments to reconcile net income/(loss) to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments	530	779
Equity-based compensation expense	68	51
Non-cash change in provisions and other non-current liabilities	25	13
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net	8	15
Interest expense	61	61
Other financial income & expense	17	16
Taxes	65	(92)
Interest received	2	4
Interest paid	(57)	(50)
Other financial payments	(3)	(3)
Taxes paid	(96)	(46)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities	855	269
Net payments out of provisions and other cash movements in non-current liabilities	(37)	(58)
Change in net current assets and other operating cash flow items	(276)	(153)
Net cash flows from operating activities	542	58
Purchase of property, plant & equipment	(222)	(168)
Purchase of intangible assets	(411)	(32)
Purchase of financial assets	(10)	(1)
Net cash flows used in investing activities	(643)	(201)
Dividends paid to shareholders of Alcon Inc.	(54)	0
Proceeds from non-current financial debts, net of issuance costs	51	744
Change in current financial debts	(24)	(59)
Lease payments	(37)	(33)
Other financing cash flows	(12)	(17)
Net cash flows (used in)/from financing activities	(76)	635
Effect of exchange rate changes on cash and cash equivalents	(14)	10
Net change in cash and cash equivalents	(191)	502
Cash and cash equivalents at January 1	1,557	822
Cash and cash equivalents at June 30	$ 1,366	$ 1,324